Financial Instruments and Fair Value Measurements - Carrying Values and Estimated Fair Values of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying amount	$ 2,174,206	$ 1,758,258
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,794,000	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	729,468	2,014,259
Cash convertible notes | Senior unsecured notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying amount	1,439,931	1,008,507
Cash convertible notes | Senior unsecured notes | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,794,000	0
Cash convertible notes | Senior unsecured notes | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0	1,269,613
U.S. Private placement | Senior unsecured notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying amount	398,107	399,939
U.S. Private placement | Senior unsecured notes | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0	0
U.S. Private placement | Senior unsecured notes | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	391,700	394,669
German private placement | Private placement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying amount	336,168	349,812
German private placement | Private placement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0	0
German private placement | Private placement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 337,768	$ 349,977